Stockholder's Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholder's Equity
Other Comprehensive Income (Loss) (Table)

Other Comprehensive Income (Loss)

	For the year ended December 31, 2023
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$2,069.1	$(438.8)	$1,630.3
Reclassification adjustment for losses included in net income (1)	355.1	(74.8)	280.3
Adjustments for assumed changes in amortization patterns	(2.5)	0.6	(1.9)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.1)	0.6
Net unrealized gains on available-for-sale securities	2,422.4	(513.1)	1,909.3

Net unrealized losses on derivative instruments during the period	(44.9)	9.4	(35.5)
Reclassification adjustment for gains included in net income (2)	(7.4)	1.6	(5.8)
Adjustments for assumed changes in amortization patterns	(0.9)	0.2	(0.7)
Adjustments for assumed changes in policyholder liabilities	0.2	—	0.2
Net unrealized losses on derivative instruments	(53.0)	11.2	(41.8)

Liability for future policy benefits discount rate remeasurement loss (3)	(496.5)	104.3	(392.2)

Market risk benefit nonperformance risk loss (4)	(39.4)	8.3	(31.1)

Unrecognized postretirement benefit obligation during the period	3.0	(0.7)	2.3
Amortization of amounts included in net periodic benefit cost (5)	(0.7)	0.2	(0.5)
Net unrecognized postretirement benefit obligation	2.3	(0.5)	1.8

Other comprehensive income	$1,835.8	$(389.8)	$1,446.0

	For the year ended December 31, 2022
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(12,980.2)	$2,753.0	$(10,227.2)
Reclassification adjustment for losses included in net income (1)	333.3	(70.4)	262.9
Adjustments for assumed changes in amortization patterns	(3.7)	0.7	(3.0)
Adjustments for assumed changes in policyholder liabilities	273.2	(57.3)	215.9
Net unrealized losses on available-for-sale securities	(12,377.4)	2,626.0	(9,751.4)

Net unrealized losses on derivative instruments during the period	(1.4)	0.4	(1.0)
Reclassification adjustment for gains included in net income (2)	(28.0)	5.8	(22.2)
Adjustments for assumed changes in amortization patterns	(0.1)	—	(0.1)
Adjustments for assumed changes in policyholder liabilities	0.4	(0.2)	0.2
Net unrealized losses on derivative instruments	(29.1)	6.0	(23.1)

Liability for future policy benefits discount rate remeasurement gain (3)	6,295.5	(1,322.1)	4,973.4

Market risk benefit nonperformance risk gain (4)	141.2	(29.7)	111.5

Unrecognized postretirement benefit obligation during the period	(1.7)	0.3	(1.4)
Amortization of amounts included in net periodic benefit cost (5)	(0.8)	0.2	(0.6)
Net unrecognized postretirement benefit obligation	(2.5)	0.5	(2.0)

Other comprehensive loss	$(5,972.3)	$1,280.7	$(4,691.6)

	For the year ended December 31, 2021
	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(2,313.3)	$490.5	$(1,822.8)
Reclassification adjustment for losses included in net income (1)	20.5	(4.3)	16.2
Adjustments for assumed changes in amortization patterns	(0.2)	—	(0.2)
Adjustments for assumed changes in policyholder liabilities	252.6	(53.0)	199.6
Net unrealized losses on available-for-sale securities	(2,040.4)	433.2	(1,607.2)

Net unrealized gains on derivative instruments during the period	66.7	(14.1)	52.6
Reclassification adjustment for gains included in net income (2)	(25.5)	5.4	(20.1)
Adjustments for assumed changes in policyholder liabilities	1.2	(0.2)	1.0
Net unrealized gains on derivative instruments	42.4	(8.9)	33.5

Liability for future policy benefits discount rate remeasurement gain (3)	2,076.0	(435.9)	1,640.1

Market risk benefit nonperformance risk loss (4)	(2.8)	0.6	(2.2)

Unrecognized postretirement benefit obligation during the period	2.3	(0.5)	1.8
Amortization of amounts included in net periodic benefit cost (5)	(0.4)	0.1	(0.3)
Net unrecognized postretirement benefit obligation	1.9	(0.4)	1.5

Other comprehensive income	$77.1	$(11.4)	$65.7
(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) and net realized capital gains (losses) on funds withheld assets on the consolidated statements of operations.
(2)	See Note 6, Derivative Financial Instruments, under the caption “Effect of Fair Value and Cash Flow Hedges on Consolidated Statements of Operations” for further details.
(3)	Includes the discount rate remeasurement gain (loss) associated with the LFPB and the associated reinsurance recoverable. See Note 11, Future Policy Benefits and Claims, under the caption “Liability for Future Policy Benefits” for further details.
(4)	See Note 12, Market Risk Benefits, for further details.
(5)	Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 16, Employee and Agent Benefits, under the caption “Components of Net Periodic Benefit Cost” for further details.

Accumulated Other Comprehensive Income (Loss) (Table)

	Net unrealized	Net unrealized	LFPB		Unrecognized	Accumulated
	gains (losses) on	gains (losses) on	discount rate	MRB	postretirement	other
	available-for-sale	derivative	remeasurement	nonperformance	benefit	comprehensive
	securities (1)	instruments	gain (loss)	risk gain (loss)	obligation	income (loss)

	(in millions)
Balances as of January 1, 2021	$3,955.5	$18.5	$—	$—	$12.9	$3,986.9
Other comprehensive income during the period, net of adjustments	(1,623.4)	53.6	1,640.1	(2.2)	1.8	69.9
Amounts reclassified from AOCI	16.2	(20.1)	—	—	(0.3)	(4.2)
Other comprehensive income	(1,607.2)	33.5	1,640.1	(2.2)	1.5	65.7
Effects of implementation of accounting change related to long-duration insurance contracts, net	1,356.0	5.0	(5,328.8)	(84.3)	—	(4,052.1)
Net assets transferred to affiliate due to change in benefit plan sponsorship	—	—	—	—	2.0	2.0
Balances as of December 31, 2021	3,704.3	57.0	(3,688.7)	(86.5)	16.4	2.5
Other comprehensive loss during the period, net of adjustments	(10,014.3)	(0.9)	4,973.4	111.5	(1.4)	(4,931.7)
Amounts reclassified from AOCI	262.9	(22.2)	—	—	(0.6)	240.1
Other comprehensive loss	(9,751.4)	(23.1)	4,973.4	111.5	(2.0)	(4,691.6)
Adjustments for reinsurance (2)	108.3	6.1	—	—	—	114.4
Balances as of December 31, 2022	(5,938.8)	40.0	1,284.7	25.0	14.4	(4,574.7)
Other comprehensive income during the period, net of adjustments	1,629.0	(36.0)	(392.2)	(31.1)	2.3	1,172.0
Amounts reclassified from AOCI	280.3	(5.8)	—	—	(0.5)	274.0
Other comprehensive income	1,909.3	(41.8)	(392.2)	(31.1)	1.8	1,446.0
Balances as of December 31, 2023	$(4,029.5)	$(1.8)	$892.5	$(6.1)	$16.2	$(3,128.7)
(1)	Net unrealized losses on available-for-sale debt securities for which an allowance for credit loss has been recorded were $1.5 million, $1.8 million and $0.6 million as of December 31, 2023, 2022 and 2021, respectively.
(2)	Reflects the January 1, 2022, balance associated with our ULSG business that was ceded to Talcott Life & Annuity Re.